Net finance cost - Summary (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Finance Income [Abstract]
Interest income on short-term bank deposits	€ 345	€ 552	€ 562
Net foreign exchange gains on financing activities	0	3,105	861
Net foreign exchange gain	0	1	0
Other finance income	2,121	1,651	1,402
Finance income	2,466	5,309	2,825
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)	(21,463)	(25,554)	(26,021)
- Lease liabilities interest	(1,030)	(1,308)	(1,424)
- Interest income/(expenses) on Non-Convertible Preferred Equity Certificates issued to 3rd Parties	(76)	(170)	(155)
Net foreign exchange loss	(1,658)	(4,178)	(398)
Other finance expenses	(2,203)	(5,948)	(3,507)
Finance costs	(26,430)	(37,158)	(31,505)
Net finance costs	€ (23,964)	€ (31,849)	€ (28,680)